Amounts receivable - Amounts receivable summary (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 173,347	$ 153,461
Goods and services tax recoverable, net	1,019	1,203
Federal and provincial film tax credits and other government assistance	91,344	96,874
Short-term amounts receivable	265,710	251,538
Long-term amounts receivable	14,318	18,789
Total amounts receivable	280,028	270,327
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	182,701	163,203
Less: Loss allowance on trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ (9,354)	$ (9,742)